Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
beginning balance	$ 0.9	$ 0.7	$ 5.8	$ 6.0
Increases due to current year positions		0.2	0.4	0.3
Expiration of statutes of limitations	$ (0.3)	(0.3)	(5.5)	(0.5)
Ending balance		$ 0.9	$ 0.7	$ 5.8